May 27, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	SteelPath MLP Funds Trust
File Nos. 333-163614 and 811-22363
Post Effective Amendment No. 2

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the SteelPath MLP Funds Trust (the “Trust”) is Post-Effective Amendment No. 2 to the Trust’s currently effective Registration Statement on Form N-1A (“PEA 2”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to: (1) respond to comments regarding Post-Effective Amendment No. 1 provided by the Staff of the Securities and Exchange Commission on May 13, 2011; and (2) update other information and make other non-material changes to the Trust’s prospectus and statement of additional information.

PEA 2 will become effective on May 29, 2011 pursuant to Rule 485(b) under the 1933 Act.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy Kresch Ingber

Kathy Kresch Ingber

Attachments

cc:	Gabriel Hammond
   SteelPath Fund Advisors, LLC